SHORT-TERM BORROWINGS (Details)			1 Months Ended							1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jun. 30, 2012 China Construction Bank CNY	Dec. 31, 2012 China Construction Bank USD ($) item	Dec. 31, 2012 China Construction Bank CNY	Jun. 30, 2012 China Construction Bank USD ($) item	Dec. 31, 2012 China Construction Bank Borrowing with an interest rate of 2.3679%	Dec. 31, 2012 China Construction Bank Borrowing with an interest rate of 2.3606%	Dec. 31, 2012 China Construction Bank Borrowing with an interest rate of 2.3551%	Jul. 31, 2012 Agricultural Bank of China CNY item	Jul. 31, 2012 Agricultural Bank of China Loan facility
Short-term borrowings
Maximum borrowing capacity						$ 72,750,000				500,000,000
Maturity term			12 months							3 months
Bank deposit by which facility is collateralized			500,000,000							500,000,000
Number of subsidiaries which have provided bank deposits as collateral						1				1
Number of borrowings under the facility				3	3					4
Aggregate borrowings under the facility	$ 72,788,339	453,478,628		$ 72,750,000	453,500,000					490,000,000
Interest rate (as a percent)							2.3679%	2.3606%	2.3551%		2.85%